Document and Entity Information	Mar. 17, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 17, 2026
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Incorporation State Country Code	DE
Entity File Number	001-02979
Entity Tax Identification Number	41-0449260
Entity Address Address Line 1	333 Market Street
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94105
Country Region	1
City Area Code	415
Local Phone Number	371-2921
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000072971
Amendment Flag	false
Common Stock, par value $1-2/3 [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1-2/3
Trading Symbol	WFC
Security Exchange Name	NYSE
7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L [Member]
Entity Information [Line Items]
Security 12b Title	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series Z [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series AA [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Trading Symbol	WFC.PRA
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series CC [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Trading Symbol	WFC.PRC
Security Exchange Name	NYSE
Non-Cumulative Perpetual Class A Preferred Stock, Series DD [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Trading Symbol	WFC.PRD
Security Exchange Name	NYSE
Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC [Member]
Entity Information [Line Items]
Security 12b Title	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A
Security Exchange Name	NYSE